[GRAPHIC OMITTED]
                            Deutsche Asset Management

                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001
                                                                   Institutional

Treasury Assets Fund


                                                             [GRAPHIC OMITTED]
                                                             A Member of the
                                                             Deutsche Bank Group

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3

              TREASURY ASSETS FUND INSTITUTIONAL
                 Schedule of Investments ...............................  6
                 Statement of Assets and Liabilities ...................  8
                 Statement of Operations ...............................  9
                 Statements of Changes in Net Assets ................... 10
                 Financial Highlights .................................. 11
                 Notes to Financial Statements ......................... 12


--------------------------------------------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Treasury Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the holdings.

MARKET ACTIVITY
The short-term US Treasury market performed well during the first half of 2001 due to two primary factors.

First and foremost, the Federal Reserve Board eased interest rates six times since the start of the new year, causing the US Treasury yield curve to steepen.

o On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.

o At each of the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50%. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.

o On June 27, in a show of restraint, the Federal Reserve Board cut interest rates again, but this time by 0.25%.

o This half-year campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.

o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

The second major factor boosting US Treasury performance was the ongoing lack of supply in the Treasury market.

o The US Treasury changed its issuance patterns by eliminating the one-year bill in February. Consequently, there was increased liquidity in the short-term Treasury coupon sector.

o At the same time, the government continued its aggressive buy back program, whereby the US Treasury buys back its own longer-dated issues with budget surplus monies. The result is less supply, which, in turn, creates a perceived scarcity value for US Treasuries.

o In contrast to this reduction in the above-mentioned technical supply, the US Treasury increased the size of its weekly bill auctions in the second quarter in order to finance the pending tax cuts and its other initiatives.


 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Fund)

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Floating Rate     Repurchase     US Government and        US Treasury       Money Market
Notes             Agreements     Agency Obligations       Notes & Bills     Funds
14%               47%            11%                      19%               9%


--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
We were able to produce competitive yields during the semi-annual period in Treasury Assets Fund Institutional. Our strategy was to maintain a neutral to slightly longer than average duration. We anticipated the Federal Reserve Board's rapid interest rate decreases by focusing our purchases on longer-term US Treasury notes and bonds, as these securities outperformed the overnight repurchase agreements over time. We also took advantage of the higher yields offered by cash management bills when those opportunities presented themselves. In addition, we captured higher yields available prior to Federal Reserve Board easings by purchasing term repurchase agreements.

MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates one more time. On the one hand, economic growth may continue to stall through the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. Should the economy begin to recover and accelerate, we anticipate some further steepening in the US Treasury yield curve. We intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Fund.

In the meantime, we anticipate added liquidity to dominate the US Treasury bill sector over the next several months, despite the reduction in one-year supply. Not only did the US Treasury recently increase the size of its weekly bill auctions to finance the pending tax cuts, but it also intends to implement a new 4-week bill, probably before the end of this summer. The size of the bill is expected to be near $10 billion and will likely eliminate the need for seasonal cash management bills. In fact, the new 4-week bill is expected to comprise between 6% and 10% of all outstanding Treasury bills, approximately the same percentage accounted for by the former one-year bill. As the new 4-week bill becomes fully integrated into the weekly auction schedule, it could even potentially outpace the 3-month and 6-month

                                                   CUMULATIVE                AVERAGE ANNUAL
                                                 TOTAL RETURNS                 TOTAL RETURNS          ANNUALIZED
                        6 Months   1 Year   3 Years      Since   1 Year   3 Years      Since   7 Day       7 Day
   Periods Ended                                     Inception                     Inception  Current  Effective
   June 30, 2001                                                                                Yield      Yield
------------------------------------------------------------------------------------------------------------------
 Treasury Assets Fund
   Institutional 1
   (inception 12/1/97)      2.47%    5.80%    17.29%    21.02%     5.80%     5.46%     5.48%     3.76% 2   3.85% 2
------------------------------------------------------------------------------------------------------------------
 iMoneyNet-Institutional
   Government Money
   Funds Average 3          2.34%    5.51%    16.38%    19.90% 4   5.51%     5.18%     5.19% 4   3.59%     3.65%

------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2 The investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002. Without such fee waivers the 7-day current and effective yields would have been 3.65% and 3.74%, respectively.

3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

4 Since Inception benchmark returns are for the periods beginning November 30, 1997.

--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


Treasury bills outstanding. We believe there will likely be strong demand for these new 4-week securities, as they possess characteristics beneficial to a Treasury portfolio--namely, high liquidity, elastic size and low price volatility. These 4-week bills should also prove advantageous over sensitive dates for Treasury portfolios, including quarter and year ends. Given this scenario, we anticipate purchasing these 4-week bills for the Fund as they become available.

At the same time, the government buy back program continues, with the US Treasury on track to repurchase close to $26 billion in securities by year-end 2001. If government projections are correct and its budget surplus grows over the next several years, then we believe that the surplus will outstrip maturing debt by fiscal year 2005, theoretically eliminating the need for new coupon supply.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of Treasury Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.



/S/ CHRISTINE HADDAD

Christine Haddad
Portfolio Manager of
TREASURY ASSETS FUND INSTITUTIONAL
June 30, 2001

--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT    SECURITY                                                  VALUE
------------------------------------------------------------------------------
             FLOATING RATE NOTES 1--13.60%
             Federal Home Loan Bank,
               Monthly Variable Rate:
 $15,000,000   3.855%, 8/1/01 ................................... $ 14,999,075
  15,000,000   3.60%, 9/26/01 ...................................   14,997,926

             Federal National Mortgage Association,
               Quarterly Variable Rate:
  10,000,000   3.845%, 3/21/02 ..................................   10,000,000
  15,000,000   3.86%, 5/13/02 ...................................   15,000,000
  25,000,000   3.85%, 6/4/02 ....................................   24,997,692
                                                                  ------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $79,994,693) .................................   79,994,693
                                                                  ------------

             AGENCY OBLIGATIONS--10.60%
             Federal Home Loan Bank,
               Daily Variable Rate:
  11,845,000   4.98%, 7/25/01 ...................................   11,807,313
   5,000,000   4.18%, 6/7/02 ....................................    4,997,302
   5,000,000   3.90%, 7/3/02 ....................................    4,999,200

             Federal Home Loan Mortgage Corporation,
               Daily Variable Rate:
  10,688,000   4.85%, 8/17/01 ...................................   10,621,764
  10,000,000   4.25%, 5/29/02 ...................................   10,000,000

             Federal National Mortgage Association,
               Daily Variable Rate,
  20,000,000   4.72%, 8/1/01 ....................................   19,921,333
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
   (Amortized Cost $62,346,912) .................................   62,346,912
                                                                  ------------

             US TREASURY OBLIGATIONS--22.87%
             US Treasury Bills:
  31,500,000   3.47%, 9/13/01 ...................................   31,278,354
  18,500,000   3.44%, 9/20/01 ...................................   18,358,578
  25,000,000   3.54%, 10/4/01 ...................................   24,775,028
  10,000,000   4.035%, 10/18/01 .................................    9,878,950
  15,000,000   3.43%, 12/13/01 ..................................   14,765,617

             US Treasury Notes:
  10,000,000   5.875%, 10/31/01 .................................   10,051,711
  25,000,000   7.50%, 11/15/01 ..................................   25,343,992
                                                                  ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $134,452,230) ................................  134,452,230
                                                                  ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT    SECURITY                                                  VALUE
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS2--45.51%
  $25,000,000   Tri Party Repurchase Agreement with ABN Amro Bank,
                 NV dated 6/21/01, 3.61%, principal and interest
                 in the amount of $25,080,222, due 7/23/01,
                 (collateralized by US Treasury Bills with a par
                 value of $25,940,000, coupon rate of 0.00%, due
                 12/20/01, with a market value of
                 $25,500,032) .................................... $25,000,000

  25,000,000    Tri Party Repurchase Agreement with Salomon Smith
                 Barney, dated 6/29/01, 3.93%, principal and
                 interest in the amount of $25,008,188, due
                 7/2/01, (collateralized by US Treasury Notes with
                 a par value of $24,880,000, coupon rate of
                 5.625%, due 11/30/02, with a market value of
                 $25,515,708) ....................................  25,000,000

  58,000,000    Tri Party Repurchase Agreement with BNP Paribas,
                 dated 6/29/01, 3.96%, principal and interest in
                 the amount of $58,019,140, due 7/2/01,
                 (collateralized by US Treasury Notes with a par
                 value of $169,959,000, coupon rates of 0.00%, due
                 from 2/15/15 thru 2/15/25, with market value of
                 $59,160,284) ....................................  58,000,000

  61,651,391    Tri Party Repurchase Agreement with Credit Suisse
                 First Boston Corp., dated 6/29/01, 4.02%,
                 principal and interest in the amount of
                 $61,672,044, due 7/2/01, (collateralized by
                 Federal Home Loan Bank, with a par value of
                 $64,415,000, coupon rate of 4.11%, due 12/15/02,
                 with a market value of $62,885,143) .............  61,651,391

  25,000,000    Tri Party Repurchase Agreement with JP Morgan Chase
                 & Co., Inc., dated 6/29/01, 3.90%, principal and
                 interest in the amount of $25,008,125, due
                 7/2/01, (collateralized by Tennessee Valley
                 Authority with a par value of $24,140,000, coupon
                 rate of 7.85%, due 6/15/44, with a market value
                 of $25,430,523) .................................  25,000,000

   5,000,000    Tri Party Repurchase Agreement with Merrill Lynch
                 and Co., dated 6/15/01, 3.94%, principal and
                 interest in the amount of $5,009,303, due 7/2/01, (collateralized by Federal Home Loan Bank with a par value of $1,000,000, coupon rate of 6.00%,
                 due 4/17/08, with a market value of $1,001,880,
                 Federal Home Loan Mortgage Corporation with a par
                 value of $1,955,000, coupon rate of 6.90%, due
                 3/20/13, with a market value of $1,955,000 and
                 Federal National Mortgage Association with a par
                 value of $2,035,000, coupon rate of 7.19%, due
                 7/20/09 with a market value of $2,043,486) ......   5,000,000

  25,000,000    Tri Party Repurchase Agreement with Morgan Stanley &
                 Co. dated 6/25/01, 3.60%, principal and interest
                 in the amount of $25,070,000, due 7/23/01,
                 (collateralized by US Treasury Note with a par
                 value of $24,590,000, coupon rate of 6.00%, due
                 9/30/02, with a market value of $25,277,758) ....  25,000,000

  17,929,441    Tri Party Repurchase Agreement with Westdeutsche
                 Landesbank Girozentrale, dated 6/29/01, 3.97%,
                 principal and interest in the amount of
                 $17,935,373, due 7/2/01, (collateralized by US
                 Treasury Bonds with a par value of $51,030,000,
                 coupon rate of 8.125%, due 8/15/21, with a market
                 value of $64,241,986) ...........................  17,929,441

  25,000,000    Tri Party Repurchase Agreement with Chase
                 Manhattan N.A., dated 6/29/01, 3.93%, principal
                 and interest in the amount of $25,008,188, due
                 7/2/01, (collateralized by Federal Home Loan Bank
                 with a par value of $24,855,000, coupon rates of
                 5.195% to 8.00%, due 7/6/01 thru 12/22/14, with
                 market value of $24,925,542) ....................  25,000,000
                                                                   -----------


TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $267,580,832) ................................. 267,580,832
                                                                   -----------

               MONEY MARKET FUNDS--8.50%
  25,000,000   Dreyfus Treasury Cash .............................  25,000,000
  25,000,000   Treasury Portfolio (Aim) ..........................  25,000,000
                                                                   -----------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $50,000,000) ..................................  50,000,000
                                                                   -----------
TOTAL INVESTMENTS
   (Amortized Cost $594,374,667) ...................... 101.08%   $594,374,667

LIABILITIES IN EXCESS OF OTHER ASSETS .................  (1.08)     (6,343,683)
                                                        ------    ------------
TOTAL NET ASSETS ...................................... 100.00%   $588,030,984
                                                        ======    ============

--------------------------------------------------------------------------------
1    Stated maturity is final maturity not next reset date.

2 Market value disclosed for collateral on repurchase agreements is as of June 30, 2001. The term repurchase agreements are subject to a seven-day demand feature.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost of $594,374,667) .......... $594,374,667
   Receivable for securities sold .................................   24,734,500
   Interest receivable ............................................      933,158
   Prepaid expenses and other .....................................        9,388
   Cash ...........................................................        5,294
                                                                    ------------
Total assets ......................................................  620,057,007
                                                                    ------------
LIABILITIES
   Payable for securities purchased ...............................   29,774,228
   Dividend payable ...............................................    2,085,604
   Accrued expenses and other .....................................       86,444
   Due to advisor .................................................       79,747
                                                                    ------------
Total liabilities .................................................   32,026,023
                                                                    ------------
NET ASSETS ........................................................ $588,030,984
                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................ $587,982,962
   Accumulated net realized gain from investment transactions .....       48,022
                                                                    ------------
NET ASSETS ........................................................ $588,030,984
                                                                    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .........................  587,976,476
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................... $       1.00
                                                                    ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...................................................... $ 14,775,941
   Dividends .....................................................      335,486
                                                                   ------------
Total investment income ..........................................   15,111,427
                                                                   ------------
EXPENSES
   Advisory fees .................................................      450,003
   Administration and services fees ..............................      300,002
   Professional fees .............................................       18,805
   Printing and shareholder reports ..............................        6,605
   Trustees fees .................................................        4,349
   Miscellaneous .................................................       18,558
                                                                   ------------
Total expenses ...................................................      798,322
Less: fee waivers and/or expense reimbursements ..................     (317,958)
                                                                   ------------
Net expenses .....................................................      480,364
                                                                   ------------
NET INVESTMENT INCOME ............................................   14,631,063
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...................       64,131
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................... $ 14,695,194
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX            FOR THE
                                                              MONTHS ENDED         YEAR ENDED
                                                           JUNE 30, 2001 1  DECEMBER 31, 2000
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................   $    14,631,063    $    34,945,420
   Net realized gain (loss) from investment transactions            64,131             (6,034)
                                                           ---------------    ---------------
Net increase in net assets from operations .............        14,695,194         34,939,386
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................       (14,631,063)       (34,945,420)
                                                           ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .......................       710,883,129      2,281,025,250
   Cost of shares redeemed .............................      (646,467,808)    (2,396,334,124)
                                                           ---------------    ---------------
Net increase (decrease) in net assets
   from capital share transactions .....................        64,415,321       (115,308,874)
                                                           ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................        64,479,452       (115,314,908)
NET ASSETS
   Beginning of period .................................       523,551,532        638,866,440
                                                           ---------------    ---------------
   End of period .......................................   $   588,030,984    $   523,551,532
                                                           ===============    ===============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                       FOR THE PERIOD
                                                   FOR THE SIX                                     DECEMBER 1, 1997 2
                                                  MONTHS ENDED                       FOR THE YEARS            THROUGH
                                                      JUNE 30,                  ENDED DECEMBER 31,       DECEMBER 31,
                                                        2001 1        2000        1999        1998               1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .............................  $   1.00    $   1.00    $   1.00    $   1.00            $  1.00
                                                      --------    --------    --------    --------            -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................      0.02        0.06        0.05        0.05             0.0046
   Net realized gain (loss) on
     investment transactions .......................      0.00 3     (0.00) 3    (0.00) 3     0.00 3             0.00 3
                                                      --------    --------    --------    --------            -------
Total from investment operations ...................      0.02        0.06        0.05        0.05             0.0046
                                                      --------    --------    --------    --------            -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................     (0.02)      (0.06)      (0.05)      (0.05)           (0.0046)
                                                      --------    --------    --------    --------            -------
NET ASSET VALUE, END OF PERIOD .....................  $   1.00    $   1.00    $   1.00    $   1.00            $  1.00
                                                      ========    ========    ========    ========            =======
TOTAL INVESTMENT RETURN ............................      2.47%       6.27%       4.97%       5.33%              0.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ................................  $588,031    $523,552    $638,866    $488,226            $94,386
   Ratios to average net assets:
     Net investment income .........................      4.94% 4     6.06%       4.86%       5.24%              5.43% 4
     Expenses after waivers
        and/or reimbursements ......................      0.16% 4     0.16%       0.16%       0.16%              0.16% 4
     Expenses before waivers
        and/or reimbursements ......................      0.27% 4     0.27%       0.26%       0.27%              0.97% 4

--------------------------------------------------------------------------------
1    Unaudited.

2    The Fund's inception date.

3    Less than $0.01 per share.

4    Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Treasury Assets Fund Institutional (the 'Fund') is one of the institutional funds offered to 'accredited investors' as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Fund began operations on December 1, 1997.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund, are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

Treasury Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. (DeAM, Inc.), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. The Fund pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Fund under the same fee structure.

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect-wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets.

Beginning July 1, 2001, ICCC will provide administration services to the fund under the same terms as Bankers Trust. ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Bankers Trust will continue to provide custody services to the Fund.

The Advisor and Administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund.

NOTE 3--LINE OF CREDIT AGREEMENT
The Fund is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.

NOTE 4--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $11,768, of which $538 expires in 2007 and $11,230 expires in 2008.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of the shareholders could have a material impact on the Fund.

At June 30, 2001, there were two shareholders who held 23% of the outstanding shares of the Treasury Assets Fund Institutional.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Treasury Assets Fund Institutional                              CUSIP #055924815
                                                                1664SA (8/01)

Exclusive Placement Agent:
ICC Distributors, Inc.